CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Cash and cash equivalents		£ 60,982	£ 62,388	£ 71,953	£ 65,147
Loans and receivables: Loans and advances to customers		482,752	488,257
Available-for-sale financial assets		42,098	56,524
Property, plant and equipment		12,727	12,972
Other assets		13,537	12,755
Deposits from banks		29,804	16,384
Other liabilities		20,730	29,193
Goodwill arising on acquisition		302
Net cash outflow from acquisitions		1,923	20	5
Business combinations [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Cash and cash equivalents		123
Loans and receivables: Loans and advances to customers		7,811
Available-for-sale financial assets		16
Intangible assets		702
Property, plant and equipment		6
Other assets		414
Deposits from banks	[1]	(6,431)
Other liabilities		(927)
Goodwill arising on acquisition		302
Cash consideration		2,016
Less: Cash and cash equivalents acquired		(123)
Net cash outflow from acquisitions		1,923	20	5
Business combinations [member] | MBNA Limited [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Net cash outflow from acquisitions		1,893
Business combinations [member] | Other Joint Ventures [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Net cash outflow from acquisitions		£ 30	£ 20	£ 5

[1]	Upon acquisition, the funding of MBNA was assumed by Lloyds Bank plc.